COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended		12 Months Ended	15 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Jun. 30, 2012
Long-term Purchase Commitment [Line Items]
Professional fees	$ 116,728	$ 13,071	$ 255,959	$ 372,687
"Piggy back" registration rights, percentage	8.00%
Minimum [Member]
Long-term Purchase Commitment [Line Items]
Cash payment for financing	18,000
Amount of financing	500,000			500,000
Maximum [Member]
Long-term Purchase Commitment [Line Items]
Cash payment for financing	25,000
Amount of financing	500,000			500,000
Public Relations and Investor Relations Services with Dorian Banks [Member]
Long-term Purchase Commitment [Line Items]
Monthly commitment	3,000
Professional fees	9,000	0
Consulting Service Agreement with David Clifton [Member]
Long-term Purchase Commitment [Line Items]
Monthly commitment	$ 3,000